Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2024
EPB 005 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

(a)	Identity of Issue ( b )	Description of Investment ( c )	Cost ( d )	Current Value ( e )

	Mutual Fund	American Beacon Small Cap Value Fund R5	N/A	$1,005,216
	Mutual Fund	American Funds EuroPacific Growth Fund	N/A	2,660,801
	Mutual Fund	Blackrock Midcap Growth Equity Instl	N/A	3,205,534
	Mutual Fund	Dodge & Cox International Stock Fund	N/A	5,811,139
	Mutual Fund	JP Morgan US Equity Fund R6	N/A	13,926,616
	Mutual Fund	MFS Massachusetts Inv Gr Stk	N/A	8,393,355
	Mutual Fund	Neuberger Berman Genesis Fund, Instl	N/A	1,548,908
	Mutual Fund	T. Rowe Price Retirement Balanced Fund	N/A	314,306
	Mutual Fund	T. Rowe Price Retirement 2005 Fund	N/A	703,386
	Mutual Fund	T. Rowe Price Retirement 2010 Fund	N/A	920,536
	Mutual Fund	T. Rowe Price Retirement 2015 Fund	N/A	5,599,939
	Mutual Fund	T. Rowe Price Retirement 2020 Fund	N/A	22,015,023
	Mutual Fund	T. Rowe Price Retirement 2025 Fund	N/A	45,094,902
	Mutual Fund	T. Rowe Price Retirement 2030 Fund	N/A	85,696,982
	Mutual Fund	T. Rowe Price Retirement 2035 Fund	N/A	68,842,528
	Mutual Fund	T. Rowe Price Retirement 2040 Fund	N/A	49,121,886

( a )	Identity of Issue ( b )	Description of Investment ( c )	Cost ( d )	Current Value ( e )

	Mutual Fund	T. Rowe Price Retirement 2045 Fund	N/A	46,086,377
	Mutual Fund	T. Rowe Price Retirement 2050 Fund	N/A	47,926,587
	Mutual Fund	T. Rowe Price Retirement 2055 Fund	N/A	35,209,501
	Mutual Fund	T. Rowe Price Retirement 2060 Fund	N/A	17,417,705
	Mutual Fund	T. Rowe Price Retirement 2065 Fund	N/A	6,215,636
	Mutual Fund	T. Rowe Price QM US Small-Cap Growth Equity Fund	N/A	2,778,680
	Mutual Fund	Vanguard Mid-Cap Index Fund, Admiral	N/A	4,131,105
	Mutual Fund	Vanguard Small-Cap Index Fund, Admiral	N/A	3,893,576
	Mutual Fund	Vanguard Treasury Money Market	N/A	5,031,254
	Mutual Fund	Vanguard Total International Stock, Admiral	N/A	5,419,476
	Mutual Fund	Vanguard Windsor II Fund, Admiral	N/A	6,719,825
	Mutual Fund	Vanguard 500 Index Fund, Admiral	N/A	31,089,020
	Mutual Fund	PGIM Total Return Bond R6	N/A	10,737,948
*	Mutual Fund	Fidelity Value Fund K	N/A	2,955,362
*	Mutual Fund	Fidelity Balanced K Fund	N/A	6,046,925
				546,520,034

*	Common Stock	Essential Utilities, Inc. common stock	N/A	39,798,740
	Common Trust Fund	T. Rowe Price Stable Value Common Trust Fund	N/A	20,985,706

*	Participant Loans**	Interest rates 4.25% to 8.50% (maturity date through 2053)	-	10,958,327
				$618,262,807

*	A party-in-interest as defined by ERISA
**	The accompanying financial statements classify participant loans as notes receivable from participants
N/A	Cost information omitted for participant-directed investments